Earnings Per Share (Details)	12 Months Ended
	Dec. 31, 2010 4.00% Preferred Stock [Member]	Dec. 31, 2009 5.75% Preferred Stock [Member]	Dec. 31, 2010 3.625% Preferred Stock [Member]
Dividend rate of Preferred Stock (as a percent)	4.00%	5.75%	3.625%